Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2020
Entity Registrant Name	ADVISER MANAGED TRUST
Entity Central Index Key	0001502608
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Nov. 25, 2020
Document Effective Date	Nov. 30, 2020
Prospectus Date	Nov. 30, 2020
TACTICAL OFFENSIVE EQUITY FUND | Tactical Offensive Equity Fund
Prospectus:
Trading Symbol	TCOEX
TACTICAL OFFENSIVE CORE FIXED INCOME FUND | Tactical Offensive Core Fixed Income Fund
Prospectus:
Trading Symbol	TCOFX
TACTICAL OFFENSIVE ENHANCED FIXED INCOME FUND | Tactical Offensive Enhanced Fixed Income Fund
Prospectus:
Trading Symbol	TCOBX